Summary of Significant Accounting Policies (Other Non-current Assets) (Details)	12 Months Ended
Dec. 31, 2022
Intangible assets - patents
Disclosure of information about other non-current assets [line items]
Estimated useful lives of other non-current assets	2 to 28 years
Long-term prepaid expense - catalyst
Disclosure of information about other non-current assets [line items]
Estimated useful lives of other non-current assets	1.5 to 10 years
Long-term prepaid expense - leasehold improvement
Disclosure of information about other non-current assets [line items]
Estimated useful lives of other non-current assets	3 to 27 years